CAPITALIZATION - Sinking Fund Requirements (Details) $ in Millions	Dec. 31, 2024 USD ($)
Capitalization, Long-Term Debt and Equity [Abstract]
2025	$ 625
2026	75
2027	0
2028	1,100
2029	$ 0